TAXATION (Aggregate Amount and Per Share Effect of The Tax Holidays) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Tax Holiday [Line Items]
The aggregate amount of tax holidays	$ 1,037	$ 860	$ 936
Basic [Member]
Income Tax Holiday [Line Items]
The aggregate effect on basic and diluted net income per share:	$ 0.01	$ 0.01	$ 0.01
Diluted [Member]
Income Tax Holiday [Line Items]
The aggregate effect on basic and diluted net income per share:	$ 0.01	$ 0.01	$ 0.01